RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2024 and 2023:

		As of September 30,
Accounts	Name of related parties	2024	2023
Related party payables	Shareholder, HUANG Jian Cong	$71,740	$1,017,701
Related party payables	Affiliates of the Company	145,166	93,300

Related party payables represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years ended September 30, 2024 and 2023, the Company had outstanding loans with total amount of $71,740 and $1,017,701 from its shareholder, HUANG Jian Cong.